Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,232,000.00
Previously Paid Amount	0.00
Total Fee Amount	54,857.74
Total Offset Amount	0.00
Net Fee	54,857.74
Narrative - Max Aggregate Offering Price	$ 397,232,000.00
Final Prospectus	true